MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities [Abstract]
Maximum maturity period of government bonds	1 year
Proceeds from sale of marketable securities	$ 122	$ 5,161	$ 513
Loss (income) from sale of marketable securitites	$ (330)	$ 3,133	$ 2,114